CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	June 30, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	3,549	$0	(a)(b)(c)

Entertainment - 3.7%
Liberty Media Corp.-Liberty Formula One, Class A Shares	756	51,121	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	4,407	331,759	*
Netflix Inc.	6,868	3,025,285	*
Sea Ltd., ADR	6,526	378,769	*
Warner Bros. Discovery Inc.	23,788	298,302	*

Total Entertainment		4,085,236

Interactive Media & Services - 4.3%
Match Group Inc.	11,570	484,204	*
Meta Platforms Inc., Class A Shares	13,176	3,781,248	*
Pinterest Inc., Class A Shares	17,128	468,280	*

Total Interactive Media & Services		4,733,732

Media - 2.1%
Comcast Corp., Class A Shares	53,884	2,238,880

TOTAL COMMUNICATION SERVICES		11,057,848

CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.7%
Aptiv PLC	7,568	772,617	*

Automobiles - 0.6%
Tesla Inc.	2,380	623,013	*

Broadline Retail - 6.8%
Amazon.com Inc.	53,206	6,935,934	*
Etsy Inc.	6,463	546,835	*

Total Broadline Retail		7,482,769

Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc., Class A Shares	6,872	880,715	*

Specialty Retail - 0.5%
TJX Cos. Inc.	6,719	569,704

Textiles, Apparel & Luxury Goods - 1.3%
NIKE Inc., Class B Shares	12,621	1,392,980

TOTAL CONSUMER DISCRETIONARY		11,721,798

CONSUMER STAPLES - 2.4%
Beverages - 1.4%
Monster Beverage Corp.	26,666	1,531,695	*

Personal Care Products - 1.0%
Estee Lauder Cos. Inc., Class A Shares	5,502	1,080,483

TOTAL CONSUMER STAPLES		2,612,178

FINANCIALS - 6.5%
Capital Markets - 1.5%
S&P Global Inc.	3,966	1,589,930

Financial Services - 3.8%
PayPal Holdings Inc.	12,547	837,261	*
Visa Inc., Class A Shares	14,186	3,368,891

Total Financial Services		4,206,152

Insurance - 1.2%
Marsh & McLennan Cos. Inc.	7,171	1,348,722

TOTAL FINANCIALS		7,144,804

See Notes to Schedules of Investments.

ClearBridge ETFs 2023 Quarterly Report	1

CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	June 30, 2023

SECURITY	SHARES	VALUE
HEALTH CARE - 20.4%
Biotechnology - 6.7%
AbbVie Inc.	8,344	$1,124,187
Biogen Inc.	5,813	1,655,833	*
Ionis Pharmaceuticals Inc.	14,383	590,135	*
Vertex Pharmaceuticals Inc.	11,284	3,970,952	*

Total Biotechnology		7,341,107

Health Care Equipment & Supplies - 3.5%
Alcon Inc.	15,422	1,266,300
Insulet Corp.	2,368	682,789	*
Intuitive Surgical Inc.	3,375	1,154,048	*
Stryker Corp.	2,668	813,980

Total Health Care Equipment & Supplies		3,917,117

Health Care Providers & Services - 5.0%
Guardant Health Inc.	10,481	375,220	*
UnitedHealth Group Inc.	10,570	5,080,365

Total Health Care Providers & Services		5,455,585

Health Care Technology - 0.5%
Doximity Inc., Class A Shares	16,017	544,898	*

Life Sciences Tools & Services - 2.2%
Charles River Laboratories International Inc.	5,210	1,095,403	*
Thermo Fisher Scientific Inc.	2,543	1,326,810

Total Life Sciences Tools & Services		2,422,213

Pharmaceuticals - 2.5%
Eli Lilly & Co.	2,783	1,305,172
Zoetis Inc.	8,306	1,430,376

Total Pharmaceuticals		2,735,548

TOTAL HEALTH CARE		22,416,468

INDUSTRIALS - 6.6%
Air Freight & Logistics - 1.0%
United Parcel Service Inc., Class B Shares	6,270	1,123,898

Building Products - 1.3%
Johnson Controls International PLC	20,609	1,404,297

Electrical Equipment - 1.4%
Eaton Corp. PLC	7,499	1,508,049

Ground Transportation - 1.2%
Uber Technologies Inc.	31,954	1,379,454	*

Trading Companies & Distributors - 1.7%
W.W. Grainger Inc.	2,416	1,905,233

TOTAL INDUSTRIALS		7,320,931

INFORMATION TECHNOLOGY - 38.7%
Electronic Equipment, Instruments & Components - 1.9%
TE Connectivity Ltd.	14,757	2,068,341

IT Services - 1.6%
Accenture PLC, Class A Shares	2,110	651,104
Snowflake Inc., Class A Shares	6,066	1,067,494	*

Total IT Services		1,718,598

See Notes to Schedules of Investments.

2	ClearBridge ETFs 2023 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	June 30, 2023

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 10.4%
ASML Holding NV, Registered Shares		1,941	$1,406,740
Broadcom Inc.		4,556	3,952,011
NVIDIA Corp.		12,712	5,377,430
Wolfspeed Inc.		12,907	717,500	*

Total Semiconductors & Semiconductor Equipment			11,453,681

Software - 20.1%
Adobe Inc.		3,451	1,687,504	*
Atlassian Corp., Class A Shares		4,810	807,166	*
Autodesk Inc.		9,837	2,012,748	*
CrowdStrike Holdings Inc., Class A Shares		13,618	2,000,076	*
DocuSign Inc.		8,795	449,336	*
Dolby Laboratories Inc., Class A Shares		9,916	829,771
HubSpot Inc.		3,307	1,759,622	*
Intuit Inc.		1,400	641,466
Microsoft Corp.		17,248	5,873,634
Palo Alto Networks Inc.		8,958	2,288,859	*
Salesforce Inc.		7,463	1,576,633	*
Splunk Inc.		10,974	1,164,232	*
Unity Software Inc.		4,414	191,656	*
Workday Inc., Class A Shares		3,794	857,027	*

Total Software			22,139,730

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.		20,761	4,027,011
Seagate Technology Holdings PLC		13,282	821,758
Western Digital Corp.		8,243	312,657	*

Total Technology Hardware, Storage & Peripherals			5,161,426

TOTAL INFORMATION TECHNOLOGY			42,541,776

MATERIALS - 1.9%
Chemicals - 1.0%
Sherwin-Williams Co.		3,978	1,056,239

Metals & Mining - 0.9%
Freeport-McMoRan Inc.		24,870	994,800

TOTAL MATERIALS			2,051,039

REAL ESTATE - 1.3%
Specialized REITs - 1.3%
Equinix Inc.		1,828	1,433,042

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $93,303,872)			108,299,884

	RATE
SHORT-TERM INVESTMENTS - 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $1,536,664)	5.028%	1,536,664	1,536,664	(d)

TOTAL INVESTMENTS - 100.0% (Cost - $94,840,536)			109,836,548
Liabilities in Excess of Other Assets - (0.0)%††			(11,491)

TOTAL NET ASSETS - 100.0%			$109,825,057

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

ClearBridge ETFs 2023 Quarterly Report	3

CLEARBRIDGE ALL CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	June 30, 2023

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	ClearBridge ETFs 2023 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	June 30, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.9%
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.2%
Verizon Communications Inc.	9,129	$339,508

Entertainment - 0.7%
Walt Disney Co.	2,336	208,558	*

Media - 2.8%
Comcast Corp., Class A Shares	20,155	837,440

TOTAL COMMUNICATION SERVICES		1,385,506

CONSUMER DISCRETIONARY - 4.4%
Automobiles - 0.9%
General Motors Co.	7,223	278,519

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	4,211	417,142

Specialty Retail - 2.1%
Home Depot Inc.	1,960	608,854

TOTAL CONSUMER DISCRETIONARY		1,304,515

CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Coca-Cola Co.	9,701	584,194

Food Products - 4.1%
Mondelez International Inc., Class A Shares	8,861	646,321
Nestle SA, ADR	4,744	570,941

Total Food Products		1,217,262

Household Products - 3.2%
Colgate-Palmolive Co.	4,114	316,943
Procter & Gamble Co.	4,141	628,355

Total Household Products		945,298

TOTAL CONSUMER STAPLES		2,746,754

ENERGY - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
Chesapeake Energy Corp.	7,401	619,315
Kinder Morgan Inc.	32,741	563,800
Williams Cos. Inc.	30,406	992,148

TOTAL ENERGY		2,175,263

FINANCIALS - 16.7%
Banks - 3.5%
JPMorgan Chase & Co.	5,094	740,871
PNC Financial Services Group Inc.	2,324	292,708

Total Banks		1,033,579

Consumer Finance - 1.3%
Capital One Financial Corp.	3,421	374,155

Financial Services - 7.8%
Apollo Global Management Inc.	12,962	995,611
Mastercard Inc., Class A Shares	1,368	538,035
Visa Inc., Class A Shares	3,288	780,834

Total Financial Services		2,314,480

See Notes to Schedules of Investments.

ClearBridge ETFs 2023 Quarterly Report	5

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	June 30, 2023

SECURITY	SHARES	VALUE
Insurance - 4.1%
American International Group Inc.	4,832	$278,033
MetLife Inc.	6,560	370,837
Travelers Cos. Inc.	3,263	566,652

Total Insurance		1,215,522

TOTAL FINANCIALS		4,937,736

HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 2.7%
Becton Dickinson & Co.	3,056	806,815

Health Care Providers & Services - 2.0%
UnitedHealth Group Inc.	1,248	599,839

Pharmaceuticals - 6.1%
Johnson & Johnson	4,345	719,184
Merck & Co. Inc.	5,895	680,224
Pfizer Inc.	10,950	401,646

Total Pharmaceuticals		1,801,054

TOTAL HEALTH CARE		3,207,708

INDUSTRIALS - 6.3%
Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	2,145	384,491

Commercial Services & Supplies - 1.5%
Waste Management Inc.	2,594	449,852

Ground Transportation - 1.7%
Union Pacific Corp.	2,491	509,708

Industrial Conglomerates - 1.8%
Honeywell International Inc.	2,463	511,073

TOTAL INDUSTRIALS		1,855,124

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.3%
Cisco Systems Inc.	7,323	378,892

Semiconductors & Semiconductor Equipment - 3.5%
Broadcom Inc.	636	551,686
Intel Corp.	8,136	272,068
Texas Instruments Inc.	1,205	216,924

Total Semiconductors & Semiconductor Equipment		1,040,678

Software - 8.7%
Microsoft Corp.	4,403	1,499,398
Oracle Corp.	4,626	550,910
SAP SE, ADR	3,945	539,715

Total Software		2,590,023

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	5,640	1,093,991

TOTAL INFORMATION TECHNOLOGY		5,103,584

See Notes to Schedules of Investments.

6	ClearBridge ETFs 2023 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	June 30, 2023

SECURITY		SHARES	VALUE
MATERIALS - 9.7%
Chemicals - 5.0%
Linde PLC		2,407	$917,259
PPG Industries Inc.		3,729	553,011

Total Chemicals			1,470,270

Construction Materials - 2.6%
Vulcan Materials Co.		3,429	773,034

Metals & Mining - 2.1%
Freeport-McMoRan Inc.		7,099	283,960
Nucor Corp.		2,087	342,226

Total Metals & Mining			626,186

TOTAL MATERIALS			2,869,490

REAL ESTATE - 4.0%
Residential REITs - 1.9%
AvalonBay Communities Inc.		2,884	545,855

Specialized REITs - 2.1%
American Tower Corp.		2,164	419,686
Public Storage		719	209,862

Total Specialized REITs			629,548

TOTAL REAL ESTATE			1,175,403

UTILITIES - 4.5%
Electric Utilities - 1.7%
Edison International		7,063	490,525

Multi-Utilities - 2.8%
Sempra Energy		5,778	841,219

TOTAL UTILITIES			1,331,744

TOTAL COMMON STOCKS (Cost - $26,655,287)			28,092,827

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 2.1%
Independent Power and Renewable Electricity Producers - 2.1%
Brookfield Renewable Partners LP (Cost - $566,369)		20,780	612,802

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $27,221,656)			28,705,629

	RATE	SHARES
SHORT-TERM INVESTMENTS - 3.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $925,371)	5.028%	925,371	925,371	(a)

TOTAL INVESTMENTS - 100.1% (Cost - $28,147,027)			29,631,000
Liabilities in Excess of Other Assets - (0.1)%			(26,546)

TOTAL NET ASSETS - 100.0%			$29,604,454

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

ClearBridge ETFs 2023 Quarterly Report	7

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	June 30, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 8.0%
Entertainment - 3.9%
Netflix Inc.	11,319	$4,985,906	*
Sea Ltd., ADR	15,372	892,191	*

Total Entertainment		5,878,097

Interactive Media & Services - 4.1%
Meta Platforms Inc., Class A Shares	21,043	6,038,920	*

TOTAL COMMUNICATION SERVICES		11,917,017

CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 1.0%
Aptiv PLC	14,925	1,523,693	*

Automobiles - 0.8%
Tesla Inc.	4,724	1,236,601	*

Broadline Retail - 7.0%
Amazon.com Inc.	80,272	10,464,258	*

Textiles, Apparel & Luxury Goods - 1.9%
NIKE Inc., Class B Shares	25,842	2,852,182

TOTAL CONSUMER DISCRETIONARY		16,076,734

CONSUMER STAPLES - 3.7%
Beverages - 2.2%
Monster Beverage Corp.	58,784	3,376,553	*

Personal Care Products - 1.5%
Estee Lauder Cos. Inc., Class A Shares	11,360	2,230,877

TOTAL CONSUMER STAPLES		5,607,430

FINANCIALS - 10.2%
Capital Markets - 2.2%
S&P Global Inc.	8,333	3,340,617

Financial Services - 6.0%
PayPal Holdings Inc.	26,588	1,774,217	*
Visa Inc., Class A Shares	30,454	7,232,216

Total Financial Services		9,006,433

Insurance - 2.0%
Marsh & McLennan Cos. Inc.	15,492	2,913,735

TOTAL FINANCIALS		15,260,785

HEALTH CARE - 15.5%
Health Care Equipment & Supplies - 7.2%
Alcon Inc.	32,462	2,665,455
Dexcom Inc.	19,118	2,456,854	*
Intuitive Surgical Inc.	8,277	2,830,237	*
Stryker Corp.	9,396	2,866,626

Total Health Care Equipment & Supplies		10,819,172

Health Care Providers & Services - 3.3%
UnitedHealth Group Inc.	10,272	4,937,134

Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific Inc.	5,580	2,911,365

See Notes to Schedules of Investments.

8	ClearBridge ETFs 2023 Quarterly Report

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	June 30, 2023

SECURITY	SHARES	VALUE
Pharmaceuticals - 3.0%
Eli Lilly & Co.	3,129	$1,467,439
Zoetis Inc.	17,319	2,982,505

Total Pharmaceuticals		4,449,944

TOTAL HEALTH CARE		23,117,615

INDUSTRIALS - 10.5%
Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	13,496	2,419,158

Electrical Equipment - 2.5%
Eaton Corp. PLC	18,237	3,667,461

Ground Transportation - 1.7%
Uber Technologies Inc.	59,973	2,589,034	*

Industrial Conglomerates - 1.8%
Honeywell International Inc.	13,061	2,710,158

Trading Companies & Distributors - 2.9%
W.W. Grainger Inc.	5,417	4,271,792

TOTAL INDUSTRIALS		15,657,603

INFORMATION TECHNOLOGY - 35.4%
Semiconductors & Semiconductor Equipment - 9.5%
ASML Holding NV, Registered Shares	3,760	2,725,060
Intel Corp.	29,122	973,840
NVIDIA Corp.	25,007	10,578,461

Total Semiconductors & Semiconductor Equipment		14,277,361

Software - 20.8%
Adobe Inc.	6,088	2,976,971	*
Atlassian Corp., Class A Shares	8,973	1,505,759	*
Intuit Inc.	4,000	1,832,760
Microsoft Corp.	38,262	13,029,742
Palo Alto Networks Inc.	16,995	4,342,392	*
Salesforce Inc.	16,198	3,421,989	*
Splunk Inc.	17,352	1,840,874	*
Unity Software Inc.	8,442	366,552	*
Workday Inc., Class A Shares	8,278	1,869,917	*

Total Software		31,186,956

Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc.	38,970	7,559,011

TOTAL INFORMATION TECHNOLOGY		53,023,328

MATERIALS - 1.7%
Chemicals - 1.7%
Sherwin-Williams Co.	9,495	2,521,112

REAL ESTATE - 1.6%
Specialized REITs - 1.6%
Equinix Inc.	3,049	2,390,233

UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy Inc.	23,428	1,738,358

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $145,771,945)		147,310,215

See Notes to Schedules of Investments.

ClearBridge ETFs 2023 Quarterly Report	9

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited) (cont’d)	June 30, 2023

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $2,382,485)	5.028%	2,382,485	$2,382,485	(a)

TOTAL INVESTMENTS - 100.1% (Cost - $148,154,430)			149,692,700
Liabilities in Excess of Other Assets - (0.1)%			(131,068)

TOTAL NET ASSETS - 100.0%			$149,561,632

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

10	ClearBridge ETFs 2023 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ESG ETF (“All Cap Growth ESG ETF”), ClearBridge Dividend Strategy ESG ETF (“Dividend Strategy ESG ETF”) and ClearBridge Large Cap Growth ESG ETF (“Large Cap Growth ESG ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation.When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

11

Notes to Schedules of Investments (unaudited) (cont’d)

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

All Cap Growth ESG ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$11,057,848	—	$0	*	$11,057,848
Other Common Stocks	97,242,036	—	—		97,242,036
Total Long-Term Investments	108,299,884	—	0	*	108,299,884
Short-Term Investments†	1,536,664	—	—		1,536,664

Total Investments	$109,836,548	—	$0	*	$109,836,548

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Dividend Strategy ESG ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Long-Term Investments†:
Common Stocks	$28,092,827	—	—	$28,092,827
Master Limited Partnerships	612,802	—	—	612,802
Total Long-Term Investments	28,705,629	—	—	28,705,629
Short-Term Investments†	925,371	—	—	925,371

Total Investments	$29,631,000	—	—	$29,631,000

†	See Schedule of Investments for additional detailed categorizations.

12

Notes to Schedules of Investments (unaudited) (cont’d)

Large Cap Growth ESG ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Common Stocks†	$147,310,215	—	—	$147,310,215
Short-Term Investments†	2,382,485	—	—	2,382,485

Total Investments	$149,692,700	—	—	$149,692,700

†	See Schedule of Investments for additional detailed categorizations.

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